Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lease revenues, excluding amortization	$ 21,935	$ 21,239	$ 44,393	$ 43,614
Time charter service revenues, excluding amortization	13,260	13,443	28,393	28,038
Amortization of above market & contract extension intangibles	(759)	(905)	(1,664)	(1,800)	$ (3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue	0	0	0	64
Total revenues	34,436	33,777	71,122	69,916
Majority held FSRUs [Member]
Lease revenues, excluding amortization	21,935	21,239	44,393	43,614
Time charter service revenues, excluding amortization	13,260	13,433	28,393	28,038
Amortization of above market & contract extension intangibles	(759)	(905)	(1,664)	(1,800)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue				64
Total revenues	34,436	33,777	71,122	69,916
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,405	6,405	12,810	12,739
Time charter service revenues, excluding amortization	5,054	3,713	8,507	6,990
Amortization of above market & contract extension intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	680	634	1,349	1,352
Other revenue				0
Total revenues	12,139	10,752	22,666	21,081
Other Segments [Member]
Lease revenues, excluding amortization	0	0	0	0
Time charter service revenues, excluding amortization	0	0	0	0
Amortization of above market & contract extension intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue				0
Total revenues	0	0	0	0
Total Segments reporting [Member]
Lease revenues, excluding amortization	28,340	27,644	57,203	56,353
Time charter service revenues, excluding amortization	18,314	17,156	36,900	35,028
Amortization of above market & contract extension intangibles	(759)	(905)	(1,664)	(1,800)	(3,631)
Amortization of deferred revenue for modifications & drydock	680	634	1,349	1,352
Other revenue				64
Total revenues	46,575	44,529	93,788	90,997
Eliminations [Member]
Lease revenues, excluding amortization	(6,405)	(6,405)	(12,810)	(12,739)
Time charter service revenues, excluding amortization	(5,054)	(3,713)	(8,507)	(6,990)
Amortization of above market & contract extension intangibles			0	0	$ 0
Amortization of deferred revenue for modifications & drydock	(680)	(634)	(1,349)	(1,352)
Other revenue				0
Total revenues	$ (12,139)	$ (10,752)	$ (22,666)	$ (21,081)